Shareholders' Equity	6 Months Ended
Mar. 31, 2026
Shareholders
SHAREHOLDERS' EQUITY

NOTE 17 — SHAREHOLDERS’ EQUITY

Ordinary Shares

Upon the incorporation of the Company, 20,000,000 ordinary shares were issued. On October 28, 2022, the original shareholders of the Company surrendered 13,250,000 ordinary shares for no consideration. As a result, on a retrospective basis, 6,750,000 ordinary shares were issued and outstanding as of September 30, 2022 and 2021.

On February 8, 2024, the Company formally executed a forward share split of its ordinary shares at a ratio of one pre-split ordinary share to 20 post-split ordinary shares. After the share split, the authorized number of ordinary shares became 1,000,000,000, increased from 50,000,000 pre-split shares. The par value changed from $0.001 to $0.00005 accordingly. The number of shares and per-share data are presented herein have been retroactively adjusted to give effect to the share split.

On February 3, 2026, the Company’s Board of Directors approved a 1-for-20 reverse share split of all its authorized and issued ordinary shares (the “Share Consolidation”) pursuant to the authorization granted from an extraordinary general meeting (the “EGM”) of the Company’s shareholders on January 30, 2026. Effective as of the date of the EGM, the Company’s authorized share capital is reclassified into a dual class of Class A ordinary shares and Class B ordinary shares (the “Share Reclassification”). The rights of holders of Class A ordinary shares and holders of Class B Shares are essentially identical except for voting and conversion rights. The holders of Class A ordinary shares are entitled to 1 vote per share, and the holders of the Class B Shares are entitled to 30 votes per share as of March 31, 2026. The Class A ordinary shares are not convertible into shares of any other class. The Class B ordinary shares are convertible into Class A ordinary shares at any time after issuance at the option of the holder on a one-to-one basis. As a result of the Share Reclassification and the Share Consolidation, the Company’s authorized share capital would be $50,000 divided into 45,000,000 Class A ordinary shares of a par value of $0.001 each, and 5,000,000 Class B ordinary shares of a par value of $0.001 each. The Share Consolidation became effective on March 16, 2026. At the effective time of the Share Consolidation, every 20 shares of the Company’s authorized and issued ordinary shares (including all Class A ordinary shares and Class B ordinary shares) would be combined into 1 share of ordinary share in the respective share class. No fractional shares were issued to any shareholders in connection with the Share Consolidation. Each shareholder received one share of the Company in lieu of the fractional share that would have resulted from the Share Consolidation. This would reduce the number of issued and outstanding shares of Class A ordinary shares from 136,547,100 shares to 6,827,383 shares and reduce the number of issued and outstanding shares of Class B ordinary shares from 20,000,000 shares to 1,000,000 shares. The Company believes it is appropriate to reflect above changes in Share Consolidation on a retroactive basis. The Company has retroactively restated all shares and per share data for all periods presented, except as otherwise noted.

Therefore, 6,827,383 Class A ordinary shares and 1,000,000 Class B ordinary shares were issued and outstanding as of March 31, 2026, respectively.

Statutory reserve and restricted net assets

The Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries are restricted in their ability to transfer a portion of their net assets to the Company. The payment of dividends by entities organized in China is subject to limitations, procedures and formalities. Regulations in the PRC currently permit payment of dividends only out of accumulated profits as determined in accordance with accounting standards and regulations in China.

The Company is required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors. The statutory reserve may be applied against prior year losses, if any, and may be used for general business expansion and production or increase in registered capital, but are not distributable as cash dividends.

Relevant PRC laws and regulations restrict the Company’s PRC subsidiaries, the VIE and the VIE’s subsidiaries from transferring a portion of their net assets, equivalent to their statutory reserves and their share capital, to the Company’s shareholders in the form of loans, advances or cash dividends. Only PRC entities’ accumulated profits may be distributed as dividends to the Company’s shareholders without the consent of a third party. As of March 31, 2026 and September 30, 2025, the restricted amounts as determined pursuant to PRC statutory laws totaled $2,864,741 and $2,864,741, respectively, and total restricted net assets amounted to $2,959,128 and $2,959,128, respectively.